CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 655,405	$ 155,271
Accounts receivable, net of allowance	0	51,256
Inventories on land	0	3,426
Inventory deposits	879,504	0
Deferred financing costs	14,489	0
Prepaid expenses	21,411	10,277
Total current assets	1,570,809	220,230
Property and equipment, net	249,325	6,059
Investment in Powerdyne, at cost	250,000	0
Service contract - related party	350,000	0
Other assets	19,359	0
Total assets	2,439,493	226,289
Current liabilities:
Accounts payable	326,700	505,602
Accrued expenses and deposits	138,677	526,238
Accrued compensation	211,905	1,996,559
Membership deposits and accrued benefits	10,020	0
Deferred revenue	600	0
Notes payable	1,050,000	1,100,000
Advances from related parties	89,359	157,203
Total current liabilities	1,827,261	4,285,602
Total liabilities	$ 1,827,261	$ 4,285,602
Commitments and contingent liabilities
Shareholders' equity (deficit)
Preferred stock, $0.001 par value: 20,000,000 shares authorized, no shares issued and outstanding	$ 0	$ 0
Common stock, $0.001 par value: 150,000,000 shares authorized, 47,533,029 and 37,763,410 shares issued and outstanding at December 31, 2015 and 2014, respectively.	47,533	37,763
Additional paid-in capital	6,007,601	435,040
Accumulated deficit	(5,442,902)	(4,532,116)
Total shareholders' equity (deficit)	612,232	(4,059,313)
Total liabilities and shareholders' equity (deficit)	$ 2,439,493	$ 226,289